Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Equity

Note 11. Equity

a. Share capital

The Company’s issued share capital is composed of ordinary shares NIS 0.01 par value per share. Ordinary shares confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends if declared.

The Company’s ordinary shares are traded in the United States on the Nasdaq Global Select Market under the ticker symbol “SSYS”. As of December 31, 2021 and 2020, there were 65,677 thousand ordinary shares and 56,617 thousand ordinary shares issued and outstanding, respectively. The increase in the outstanding and issued ordinary shares during 2021 was attributable to exercises of stock options and RSUs under the Company’s stock-based compensation plans, and to the public offering of ordinary shares.
During 2021 the reserve pool under 2012 plan was increased by 1.8 million shares. On January 1, 2022 the reserve pool under the 2012 plan was further automatically increased by an additional 0.5 million shares.

b. Stock-based compensation plans

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective upon closing of the Stratasys-Objet merger, provides for the grant of options, restricted shares, RSUs, PSUs and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and to any other person whose services are considered valuable to the Company or any of its affiliates. Under the 2012 plan, options, RSUs and PSUs generally have a contractual term of ten years from the grant date. Options granted become exercisable and RSUs are vested over the requisite service period, which is normally a four-year period beginning on the grant date, subject to continued service to the Company. PSUs are vested only upon the achievement of certain pre-determined performance metrics. Once the performance metrics are met, vesting of PSUs is subject to continued service to the Company over the requisite service period, which is normally a two-year to four-year period. As of December 31, 2021, 1.5 million shares were available for future equity awards under the 2012 plan.

Stock options

A summary of the stock option activity for the year ended December 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2020	2,102,529	$28.06
Granted	84,326	13.00
Exercised	(399,911)	20.14
Forfeited	(54,576)	37.72
Options outstanding as of December 31, 2021	1,732,368	$28.85
Options exercisable as of December 31, 2021	1,376,409	$31.99

      The following table summarizes information about stock options outstanding at December 31, 2021:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average	Weighted-	Exercisable	Weighted-
			options at	Remaining	Average	options at	Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2021	Life in Years	Price	2021	Price
$0.76	-	$19.66	799,417	6.71	$17.87	481,418	$19.32
$19.96	-	$23.41	445,930	5.80	21.72	445,930	21.72
$24.66	-	$91.56	476,942	3.22	52.28	438,982	54.64
$103.36	-	$120.51	10,079	2.80	104.84	10,079	104.84
			1,732,368	5.49	$28.85	1,376,409	$31.99

Aggregate intrinsic value (U.S. $ in thousands)			$6,529			$3,725

As of December 31, 2021, the weighted-average remaining contractual life of exercisable options was 4.8 years. The total intrinsic value of options exercised during 2021, 2020 and 2019 was approximately $5.19 million, $0.04 million and $1.0 million, respectively.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2021 and 2020. No options were granted during 2019. The following assumptions were applied in determining the options’ fair value on their grant date:

	2021	2020
Risk-free interest rate	0.4%-1.3%	0.4%-1.8%
Expected option term (years)	5.0-5.1	5.0-5.1
Expected share price volatility	52.8%-58.7%	52.5%-52.8%
Dividend yield	-	-
Weighted average grant date fair value	$14.99	$8.09

As of December 31, 2021, the Company had 0.4 million unvested options. As of December 31, 2021, the unrecognized compensation cost related to all unvested, equity-classified stock options of $2.7 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.0 years.

Restricted Stock Units and Performance Stock Units

A summary of the Company’s RSUs and PSUs activity for the year ended December 31, 2021 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of December 31, 2020	2,801,116	$21.08
Granted	1,378,782	33.66
Vested	(729,565)	21.71
Forfeited	(367,535)	22.71
Unvested RSUs outstanding as of December 31, 2021	3,082,798	$26.36

The total vesting-date value of equity classified RSUs vested during 2021 was $19.0 million. As of December 31, 2021, the unrecognized compensation cost related to all unvested equity classified RSUs and PSUs of $54.5 million is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 2.1 years.

Stock-based compensation expense for stock options and equity classified RSUs included in the Company’s Statements of Operations and Comprehensive Loss were allocated as follows:

	2021	2020	2019
	(U.S. $ in thousands)
Cost of revenues	$3,093	$1,771	$1,848
Research and development, net	6,564	6,102	5,167
Selling, general and administrative	21,320	12,331	13,549
Total stock-based compensation expenses	$30,977	$20,204	$20,564

c. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31, 2021
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive loss before reclassifications	3,668	(2,603)	1,065
Amounts reclassified from accumulated other comprehensive loss	(423)	(567)	(990)
Other comprehensive income (loss), net of tax	3,245	(3,170)	75
Balance as of December 31, 2021	$1,572	$10,343	$(8,771)
	Year ended December 31, 2020
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive loss before reclassifications	(1,024)	533	(490)
Amounts reclassified from accumulated other comprehensive loss	(639)	-	(639)
Other comprehensive income (loss)	(1,663)	533	(1,130)
Balance as of December 31, 2020	$(1,673)	$(7,173)	$(8,846)

	Year ended December 31, 2019
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2019	$(627)	$(7,126)	$(7,753)
Other comprehensive loss before reclassifications	1,548	(580)	968
Amounts reclassified from accumulated other comprehensive loss	(931)	-	(931)
Other comprehensive income (loss)	617	(580)	37
Balance as of December 31, 2019	$(10)	$(7,706)	$(7,716)

d. Public offering of ordinary shares

      During March 2021, the Company completed a public offering of $218.9 million, net of $11.1 million underwriting discounts and offering expenses. The total number of shares sold by the Company in the public offering was 7,931,034. The Company recorded a deferred tax asset in respect of a tax benefit, arising from the underwriting discounts and offering expenses, as an increase to Additional Paid-In Capital.